Significant Accounting Policies and Critical Accounting Estimates	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Critical Accounting Estimates [Abstract]
Significant Accounting Policies and Critical Accounting Estimates

Notes to the Consolidated Financial Statements

Significant Accounting Policies and Critical Accounting Estimates

Basis of Accounting

Deutsche Bank Aktiengesellschaft (“Deutsche Bank” or the “Parent”) is a stock corporation organized under the laws of the Federal Republic of Germany. Deutsche Bank together with all entities in which Deutsche Bank has a controlling financial interest (the “Group”) is a global provider of a full range of corporate and investment banking, private clients and asset management products and services.

The accompanying consolidated financial statements are stated in euros, the presentation currency of the Group. All financial information presented in million euros has been rounded to the nearest million. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and endorsed by the European Union (“EU”). The Group’s application of IFRS results in no differences between IFRS as issued by the IASB and IFRS as endorsed by the EU.

Disclosures about the nature and the extent of risks arising from financial instruments as required by IFRS 7, “Financial Instruments: Disclosures” are set forth in the Risk Report section of the Management Report and are an integral part of the Consolidated Financial Statements. These audited disclosures are identified by bracketing in the margins of the Risk Report.

Discount Rate for Defined Benefit Pension Plans

In 2017 the Group moved to a more standardized, simpler approach to set its discount rate used to value its defined benefit plans in the Eurozone; similar approaches are generally accepted and are already used for the Group’s other major pension plans in the United Kingdom and the United States. The refinement resulted in no change in the discount rate and so no effect on the Group’s Consolidated Statement of Comprehensive Income in 2017.

Adjustment of Impairment Methodology for Shipping Loans

In the third quarter of 2017, the Group has adjusted the parameters for shipping loans being assessed for impairment under a going concern or gone concern scenario. This change in parameters resulted in a change in the estimated impairment charge of € 70 million increase. The Group also revised its general haircut applied to shipping loans with gone concern exposures, which also resulted in a change in estimate of € 36 million additional impairment. These changes in estimates are reflected in the allowance for credit losses.

Home Savings Contracts

In the second quarter of 2018, the Group changed its accounting policy for the obligations related to interest bonuses on home savings contracts. Such bonuses are typically paid to depositors who abstain from entering into a mortgage loan when qualifying for utilisation and decide to terminate the contract and receive repayment of the deposit amount plus accrued interest and bonus coupon. Previously, the Group accounted for the obligation to pay an interest bonus as a provision under IAS 37. Developments in market practice resulted in the Group analysing its accounting policy and deciding to account for the home savings deposit, in its entirety, in accordance with IFRS 9 as it provides more reliable and relevant information about the product. The change in accounting policy resulted in a reclassification of € 1.1 billion and € 1.1 billion from Provisions to Deposits in the Group’s consolidated balance sheet as of June 30, 2018 and December 31, 2017, respectively. The re-measurement of the obligations related to interest bonuses under IFRS 9 compared to IAS 37 resulted in an immaterial effect on the Group’s Consolidated Statement of Comprehensive Income and the Group's total shareholders' equity in the current and all comparative periods; and therefore they were not adjusted.

Critical Accounting Estimates

The preparation of financial statements under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates. The Group’s significant accounting policies are described in “Significant Accounting Policies”.

Certain of the Group’s accounting policies require critical accounting estimates that involve complex and subjective judgments and the use of assumptions, some of which may be for matters that are inherently uncertain and susceptible to change. Such critical accounting estimates could change from period to period and may have a material impact on the Group’s financial condition, changes in financial condition or results of operations. Critical accounting estimates could also involve estimates where management could have reasonably used another estimate in the current accounting period. The Group has identified the following significant accounting policies that involve critical accounting estimates:

  the impairment of associates (see “Associates” below)
  the impairment of financial assets at fair value through other comprehensive income (see “Financial Assets (IFRS 9 - 2018 only) – Financial Assets at Fair Value through Other Comprehensive Income” below)
  the impairment of financial assets available for sale (see “Financial Assets (IAS 39 - prior periods only) – Financial Assets Classified as Available for Sale” below)
  the determination of fair value (see “Determination of Fair Value” below)
  the recognition of trade date profit (see “Recognition of Trade Date Profit” below)
  the impairment of loans and provisions for off-balance sheet positions (see “Impairment of Loans and Provision for Off-balance Sheet Positions” below)
  the impairment of goodwill and other intangibles (see “Goodwill and Other Intangible Assets” below)
  the recognition and measurement of deferred tax assets (see “Income Taxes” below)
  the accounting for legal and regulatory contingencies and uncertain tax positions (see “Provisions” below)

Significant Accounting Policies

The following is a description of the significant accounting policies of the Group. Except for the changes in accounting policies and changes in accounting estimates described previously and noted below these policies have been consistently applied for 2016, 2017 and 2018.

Principles of Consolidation

The financial information in the Consolidated Financial Statements includes the parent company, Deutsche Bank AG, together with its consolidated subsidiaries, including certain structured entities presented as a single economic unit.

Subsidiaries

The Group’s subsidiaries are those entities which it directly or indirectly controls. Control over an entity is evidenced by the Group’s ability to exercise its power in order to affect any variable returns that the Group is exposed to through its involvement with the entity.

The Group sponsors the formation of structured entities and interacts with structured entities sponsored by third parties for a variety of reasons, including allowing clients to hold investments in separate legal entities, allowing clients to invest jointly in alternative assets, for asset securitization transactions, and for buying or selling credit protection.

When assessing whether to consolidate an entity, the Group evaluates a range of control factors, namely:

  the purpose and design of the entity
  the relevant activities and how these are determined
  whether the Group’s rights result in the ability to direct the relevant activities whether the Group has exposure or rights to variable returns whether the Group has the ability to use its power to affect the amount of its returns

Where voting rights are relevant, the Group is deemed to have control where it holds, directly or indirectly, more than half of the voting rights over an entity unless there is evidence that another investor has the practical ability to unilaterally direct the relevant activities.

Potential voting rights that are deemed to be substantive are also considered when assessing control.

Likewise, the Group also assesses existence of control where it does not control the majority of the voting power but has the practical ability to unilaterally direct the relevant activities. This may arise in circumstances where the size and dispersion of holdings of the shareholders give the Group the power to direct the activities of the investee.

Subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.

The Group reassesses the consolidation status at least at every quarterly reporting date. Therefore, any changes in the structure leading to a change in one or more of the control factors, require reassessment when they occur. This includes changes in decision making rights, changes in contractual arrangements, changes in the financing, ownership or capital structure as well as changes following a trigger event which was anticipated in the original documentation.

All intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation.

Consistent accounting policies are applied throughout the Group for the purposes of consolidation. Issuances of a subsidiary’s stock to third parties are treated as noncontrolling interests. Profit or loss attributable to noncontrolling interests are reported separately in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income.

At the date that control of a subsidiary is lost, the Group a) derecognizes the assets (including attributable goodwill) and liabilities of the subsidiary at their carrying amounts, b) derecognizes the carrying amount of any noncontrolling interests in the former subsidiary, c) recognizes the fair value of the consideration received and any distribution of the shares of the subsidiary, d) recognizes any investment retained in the former subsidiary at its fair value and e) recognizes any resulting difference of the above items as a gain or loss in the income statement. Any amounts recognized in prior periods in other comprehensive income in relation to that subsidiary would be reclassified to the Consolidated Statement of Income or transferred directly to retained earnings if required by other IFRSs.

Associates

An associate is an entity in which the Group has significant influence, but not a controlling interest, over the operating and financial management policy decisions of the entity. Significant influence is generally presumed when the Group holds between 20 % and 50 % of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether the Group has significant influence. Among the other factors that are considered in determining whether the Group has significant influence are representation on the board of directors (supervisory board in the case of German stock corporations) and material intercompany transactions. The existence of these factors could require the application of the equity method of accounting for a particular investment even though the Group’s investment is less than 20 % of the voting stock.

Investments in associates are accounted for under the equity method of accounting. The Group’s share of the results of associates is adjusted to conform to the accounting policies of the Group and is reported in the Consolidated Statement of Income as Net income (loss) from equity method investments. The Group’s share in the associate’s profits and losses resulting from intercompany sales is eliminated on consolidation.

Under the equity method of accounting, the Group’s investments in associates and jointly controlled entities are initially recorded at cost including any directly related transaction costs incurred in acquiring the associate, and subsequently increased (or decreased) to reflect both the Group’s pro-rata share of the post-acquisition net income (or loss) of the associate or jointly controlled entity and other movements included directly in the equity of the associate or jointly controlled entity. Goodwill arising on the acquisition of an associate or a jointly controlled entity is included in the carrying value of the investment (net of any accumulated impairment loss). As goodwill is not reported separately it is not specifically tested for impairment. Rather, the entire equity method investment is tested for impairment at each balance sheet date.

If there is objective evidence of impairment, an impairment test is performed by comparing the investment’s recoverable amount, which is the higher of its value in use and fair value less costs to sell, with its carrying amount. An impairment loss recognized in prior periods is only reversed if there has been a change in the estimates used to determine the investment’s recoverable amount since the last impairment loss was recognized. If this is the case the carrying amount of the investment is increased to its higher recoverable amount. The increased carrying amount of the investment in associate attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined had no impairment loss been recognised for the investment in prior years.

At the date that the Group ceases to have significant influence over the associate or jointly controlled entity the Group recognizes a gain or loss on the disposal of the equity method investment equal to the difference between the sum of the fair value of any retained investment and the proceeds from disposing of the associate and the carrying amount of the investment. Amounts recognized in prior periods in other comprehensive income in relation to the associate are accounted for on the same basis as would have been required if the investee had directly disposed of the related assets or liabilities.

Critical Accounting Estimates: As the assessment of whether there is objective evidence of impairment may require significant management judgment and the estimates for impairment could change from period to period based on future events that may or may not occur, the Group considers this to be a critical accounting estimate.

Foreign Currency Translation

The Consolidated Financial Statements are prepared in euro, which is the presentation currency of the Group. Various entities in the Group use a different functional currency, being the currency of the primary economic environment in which the entity operates.

An entity records foreign currency revenues, expenses, gains and losses in its functional currency using the exchange rates prevailing at the dates of recognition.

Monetary assets and liabilities denominated in currencies other than the entity’s functional currency are translated at the period end closing rate. Foreign exchange gains and losses resulting from the translation and settlement of these items are recognized in the Consolidated Statement of Income as net gains (losses) on financial assets/liabilities at fair value through profit or loss in order to align the translation amounts with those recognized from foreign currency related transactions (derivatives) which hedge these monetary assets and liabilities.

Nonmonetary items that are measured at historical cost are translated using the historical exchange rate at the date of the transaction. Translation differences on nonmonetary items which are held at fair value through profit or loss are recognized in profit or loss. Translation differences on available for sale nonmonetary items (equity securities) are included in other comprehensive income and recognized in the Consolidated Statement of Income when the non-monetary item is sold as part of the overall gain or loss on sale of the item.

For purposes of translation into the presentation currency, assets and liabilities of foreign operations are translated at the period end closing rate and items of income and expense are translated into euros at the rates prevailing on the dates of the transactions, or average rates of exchange where these approximate actual rates. The exchange differences arising on the translation of a foreign operation are included in other comprehensive income. For foreign operations that are subsidiaries, the amount of exchange differences attributable to any noncontrolling interests is recognized in noncontrolling interests.

Upon disposal of a foreign subsidiary and associate (which results in loss of control or significant influence over that operation) the total cumulative exchange differences recognized in other comprehensive income are reclassified to profit or loss.

Upon partial disposal of a foreign operation that is a subsidiary and which does not result in loss of control, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to noncontrolling interests as this is deemed a transaction with equity holders. For a partial disposal of an associate which does not result in a loss of significant influence, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to profit or loss.

Interest, Commissions and Fees (IFRS 9 and IFRS 15 - 2018 only)

Net Interest Income – Interest income and expense from all interest-bearing assets and liabilities is recognized as net interest income using the effective interest method. The effective interest rate (EIR) is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or expense over the relevant period using the estimated future cash flows.

The estimated future cash flows used in the EIR calculation include those determined by all of the contractual terms of the asset or liability, all fees (including commissions) that are considered to be integral to the effective interest rate, direct and incremental transaction costs and all other premiums or discounts. However, if the financial instrument is carried at fair value through profit or loss, any associated fees are recognized in trading income when the instrument is initially recognized, provided there are no significant unobservable inputs used in determining its fair value.

If a financial asset is credit impaired interest revenue is calculated by applying the effective interest rate to the gross carrying amount. The gross carrying amount of a financial asset is the amortised cost of a financial asset gross of any impairment allowance. For assets which are initially recognised as purchased or credit impaired, interest revenue is calculated through the use of a credit-adjusted effective interest rate which takes into consideration expected credit losses.

The Group recognises income from government grants which are associated to interest-bearing assets and liabilities in net interest income when there is reasonable assurance that it will receive the grants and will comply with the conditions attached to the grants.

As a result of the amendments to International Accounting Standard 1: “Presentation of Financial Statements” (IAS 1) following the adoption of IFRS 9, the Group presents interest income and expense calculated using the EIR method separately in the income statement.

Commissions and Fee Income –The Group applies the IFRS 15, “Revenue from Contracts with Customers” five-step revenue recognition model to the recognition of Commissions and Fee Income, under which income must be recognized when control of goods and services is transferred, hence the contractual performance obligations to the customer has been satisfied.

Accordingly, after a contract with a customer has been identified in the first step, the second step is to identify the performance obligation – or a series of distinct performance obligations – provided to the customer. The Group must examine whether the service is capable of being distinct and is actually distinct within the context of the contract. A promised service is distinct if the customer can benefit from the service either on its own or together with other resources that are readily available to the customer, and the promise to transfer the service to the customer is separately identifiable from other promises in the contract. The amount of income is measured on the basis of the contractually agreed transaction price for the performance obligation defined in the contract. If a contract includes variable consideration, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to a customer. Income is recognized in profit and loss when the identified performance obligation has been satisfied.

The Group provides asset management services that give rise to asset management and performance fees and constitute a single performance obligation. The asset management and performance fee components are variable considerations such that at each reporting date the Group estimates the fee amount to which it will be entitled in exchange for transferring the promised services to the customer. The benefits arising from the asset management services are simultaneously received and consumed by the customer over time. The Group recognizes revenue over time by measuring the progress towards complete satisfaction of that performance obligation, subject to the removal of any uncertainty as to whether it is highly probable that a significant reversal in the cumulative amount of revenue recognized would occur or not. For the management fee component this is the end of the monthly or quarterly service period. For performance fees this date is when any uncertainty related to the performance component has been fully removed.

Loan commitment fees related to commitments that are accounted for off balance sheet are recognized in commissions and fee income over the life of the commitment if it is unlikely that the Group will enter into a specific lending arrangement. If it is probable that the Group will enter into a specific lending arrangement, the loan commitment fee is deferred until the origination of a loan and recognized as an adjustment to the loan’s effective interest rate.

The following Commissions and Fee Income is predominantly earned from services that are received and consumed by the customer over time: Administration, assets under management, foreign commercial business, loan processing and guarantees sundry other customer services. Commissions and Fee Income predominantly earned from providing services at a point in time or transaction-type services include: other securities, underwriting and advisory fees, brokerage fees, local payments, foreign currency/ exchange business and intermediary fees.

Expenses that are directly related and incremental to the generation of Commissions and Fee Income are presented net in Commissions and Fee Income. This includes income and associated expense where the Group contractually owns the performance obligation (i.e. as Principal) in relation to the service that gives rise to the revenue and associated expense. In contrast, it does not include situations where the Group does not contractually own the performance obligation and is acting as agent. The determination of whether the Group is acting as principal or agent is based on the contractual terms of the underlying service arrangement. The gross Commissions and Fee Income and Expense amounts are disclosed in “Note 6 – Commissions and Fee Income”.

Interest, Commissions and Fees (IAS 18 - prior periods only)

The Group applied the revenue recognition requirements of IAS 18, “Revenue” (IAS 18). Revenue was recognized when the amount of revenue and associated costs could be reliably measured, it is probable that economic benefits associated with the transaction will be realized and the stage of completion of the transaction could be reliably measured. This concept was applied to the key revenue generating activities of the Group as follows.

Net Interest Income – Interest from all interest-bearing assets and liabilities was recognized as net interest income using the effective interest method. The effective interest rate is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or expense over the relevant period using the estimated future cash flows. The estimated future cash flows used in this calculation include those determined by the contractual terms of the asset or liability, all fees that are considered to be integral to the effective interest rate, direct and incremental transaction costs and all other premiums or discounts.

Once an impairment loss was recognized on a loan, held-to-maturity investment or available for sale debt instruments, although the accrual of interest in accordance with the contractual terms of the instrument was discontinued, interest income was recognized based on the rate of interest that was used to discount future cash flows for the purpose of measuring the impairment loss. For a loan and held to maturity investment this would be the original effective interest rate, but a new effective interest rate was established each time an available for sale debt instrument was impaired as impairment was measured to fair value and based on a current market rate.

The Group recognised income from government grants which are associated to interest-bearing assets and liabilities in net interest income when there was reasonable assurance that it will receive the grants and will comply with the conditions attached to the grants.

Commissions and Fee Income – The recognition of fee revenue (including commissions) was determined by the purpose of the fees and the basis of accounting for any associated financial instruments. If there was an associated financial instrument, fees that are an integral part of the effective interest rate of that financial instrument are included within the effective yield calculation. However, if the financial instrument was carried at fair value through profit or loss, any associated fees are recognized in profit or loss when the instrument was initially recognized, provided there was no significant unobservable inputs used in determining its fair value. Fees earned from services that are provided over a specified service period were recognized over that service period. Fees earned for the completion of a specific service or significant event were recognized when the service was completed or the event occurred.

Loan commitment fees related to commitments that are accounted for off balance sheet were recognized in commissions and fee income over the life of the commitment if it is unlikely that the Group will enter into a specific lending arrangement. If it was probable that the Group will enter into a specific lending arrangement, the loan commitment fee was deferred until the origination of a loan and recognized as an adjustment to the loan’s effective interest rate.

Performance-linked fees or fee components were recognized when the performance criteria are fulfilled.

The following fee income was predominantly earned from services that were provided over a period of time: investment fund management fees, fiduciary fees, custodian fees, portfolio and other management and advisory fees, credit-related fees and commission income. Fees predominantly earned from providing transaction-type services include underwriting fees, corporate finance fees and brokerage fees.

Expenses that were directly related and incremental to the generation of fee income were presented net in Commissions and Fee Income.

Financial Assets (IFRS 9 – 2018 only)

The Group classifies financial assets in line with the classification and measurement requirements of IFRS 9, “Financial Instruments” (IFRS 9) where financial assets are classified based on both the business model used for managing the financial assets and the contractual cash flow characteristics of the financial asset (known as Solely Payments of Principal and Interest or “SPPI”). There are three business models available:

  Hold to Collect - Financial assets held with the objective to collect contractual cash flows. They are subsequently measured at amortized cost and are recorded in multiple lines on the Group’s consolidated balance sheet.
  Hold to Collect and Sell - Financial assets held with the objective of both collecting contractual cash flows and selling financial assets. They are recorded as Financial assets at Fair Value through Other Comprehensive Income on the Group’s consolidated balance sheet.
  Other - Financial assets that do not meet the criteria of either “Hold to Collect” or “Hold to Collect and Sell”. They are recorded as Financial Assets at Fair Value through Profit or Loss on the Group’s consolidated balance sheet.

The assessment of business model requires judgment based on facts and circumstances at the date of the adoption on January 1, 2018 and upon initial measurement. As part of this assessment, the Group considers quantitative factors (e.g., the expected frequency and volume of sales) and qualitative factors such as how the performance of the business model and the financial assets held within that business model are evaluated and reported to the Group’s key management personnel. In addition to taking into consideration the risks that affect the performance of the business model and the financial assets held within that business model, in particular, the way in which those market and credit risks are managed; and how managers of the business are compensated (e.g., whether the compensation is based on the fair value of the assets managed or on the contractual cash flows collected). This assessment results in an asset being classified in either a Hold to Collect, Hold to Collect and Sell or Other business model.

If the Group holds a financial asset either in a Hold to Collect or a Hold to Collect and Sell business model, then an assessment at initial recognition to determine whether the contractual cash flows of the financial asset are Solely Payments of Principal and Interest on the principal amount outstanding at initial recognition is required to determine the classification. Contractual cash flows, that are SPPI on the principal amount outstanding, are consistent with a basic lending arrangement. Interest in a basic lending arrangement is consideration for the time value of money and the credit risk associated with the principal amount outstanding during a particular period of time. It can also include consideration for other basic lending risks (e.g., liquidity risk) and costs (e.g., administrative costs) associated with holding the financial asset for a particular period of time; and a profit margin that is consistent with a basic lending arrangement.

Financial Assets at Fair Value through Profit or Loss

Financial assets are classified at fair value through profit or loss if they are held in the other business model because they are either held for trading or because they do not meet the criteria for Hold to Collect or Hold to Collect and Sell. In addition, it includes financial assets that meet the criteria for Hold to Collect or Hold to Collect and Sell business model, but the financial asset fails SPPI or where the Group designated the financial assets under the fair value option.

Financial assets classified as Financial Assets at fair value through profit or loss are measured at fair value with realized and unrealized gains and losses included in Net gains (losses) on financial assets/liabilities at fair value through profit or loss. Interest on interest earning assets such as trading loans and debt securities and dividends on equity instruments are presented in Interest and Similar Income.

Financial assets classified at fair value through profit or loss are recognized or derecognized on trade date. Trade date is the date on which the Group commits to purchase or sell the asset.

Trading Assets – Financial assets are classified as held for trading if they have been originated, acquired or incurred principally for the purpose of selling or repurchasing them in the near term, or they form part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Trading assets include debt and equity securities, derivatives held for trading purposes, and trading loans. This also includes loan commitments that are allocated to the Other business model and that are classified as derivatives held for trading.

Non-Trading Financial Assets Mandatory at Fair Value through Profit and Loss –The Group assigns any non-trading financial asset that does not fall into the Hold to Collect nor Hold to Collect and Sell business models into the Other business model and classifies them as Non-Trading Financial Assets mandatory at Fair Value through Profit and Loss. This includes predominately reverse repurchase agreements which are managed on a fair value basis. Additionally, any financial asset that falls into the Hold to Collect or Hold to Collect and Sell business models for which the contractual cash flow characteristics are not SPPI is classified by the Group as Non-Trading Financial Assets Mandatory at Fair Value through Profit and Loss.

Financial Assets Designated at Fair Value through Profit or Loss – Certain financial assets that would otherwise be measured subsequently at amortised cost or at fair value through other comprehensive income, may be designated at Fair Value through Profit or Loss if the designation eliminates or significantly reduces a measurement or recognition inconsistency. The use of the fair value option under IFRS 9 is limited. The Group allows the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained.

Financial Assets at Fair Value through Other Comprehensive Income

A financial asset shall be classified and measured at Fair Value through Other Comprehensive Income (“FVOCI”), if the financial asset is held in a Hold to Collect and Sell business model and the contractual cash flows are SPPI, unless designated under the fair value option.

Under FVOCI, a financial asset is measured at its fair value with any changes being recognized in Other Comprehensive Income (”OCI”) and is assessed for impairment under the IFRS 9 expected credit loss model where provisions are recorded through profit or loss are recognised based on expectations of potential credit losses. The Group’s impairment policy is described further in the section “Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9 – 2018 only)”. The foreign currency translation effect for FVOCI assets is recognized in profit or loss, as is the interest component by using the effective interest method. The amortization of premiums and accretion of discounts are recorded in net interest income. Realized gains and losses are reported in net gains (losses) on financial assets at FVOCI. Generally, the weighted-average cost method is used to determine the cost of FVOCI financial assets.

Financial assets classified as FVOCI are recognized or derecognized on trade date. Trade date is the date on which the Group commits to purchase or sell the asset.

It is possible to designate non trading equity instruments as FVOCI. However, this category is expected to have limited usage by the Group and has not been used to date.

Financial Assets at Amortized Cost

A financial asset is classified and subsequently measured at amortized cost if the financial asset is held in a Hold to Collect business model and the contractual cash flows are SPPI.

Under this measurement category, the financial asset is measured at fair value at initial recognition. Subsequently the carrying amount is reduced for principal payments, plus or minus the cumulative amortization using the effective interest method. The financial asset is assessed for impairment under the IFRS 9 expected credit loss model where provisions are recognised based on expectations of potential credit losses. The Group’s impairment of financial instruments policy is described further in the section “Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9 – 2018 only)”. Financial assets measured at amortised cost are recognised on a settlement date basis.

Financial Assets at Amortized Cost include predominately Loans at amortized costs, Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain receivables presented in Other Assets.

Modification of Financial Assets

When the terms of a financial asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognised in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. The modified financial asset will continue to accrued interest at its original EIR.

Noncredit related or commercial renegotiations where an obligor has not experienced a significant increase in credit risk since origination, and has a readily exercisable right to early terminate the financial asset results in derecognition of the original agreement and recognition of a new financial asset based on the newly negotiated commercial terms.

For credit related modifications (i.e. those modifications due to significant increase in credit risk since inception) or those where the obligor does not have the readily exercisable right to early terminate, the Group assesses whether the modified terms result in the financial asset being significantly modified and therefore derecognized. This assessment includes a quantitative assessment of the impact of the change in cash flows from the modification of contractual terms and additionally where necessary a qualitative assessment of the impact of the change in the contractual terms. Where these modifications are not concluded to be significant, the financial asset is not derecognized and is accounted for as a modification as described above.

If the changes are concluded to be significant, the old instrument is derecognized and a new instrument recognised. Where a modification results in a new financial asset being recognised, the date of the modification is the date of initial recognition of the new financial asset. The Group then recognizes a credit loss allowance based on 12-month expected credit losses at each reporting date. However, if following a modification that results in a derecognition of the original financial asset, there is evidence that the new financial asset is credit-impaired on initial recognition; then the new financial asset should be recognised as an originated credit-impaired financial asset and initially classified in Stage 3 (refer to section “Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9 – 2018 only)” below).

Financial Assets (IAS 39 - prior periods only)

The Group applied the classification and measurement requirements of IAS 39, “Financial Instruments: Recognition and Measurement” in prior periods.

The Group classified its financial assets into the following categories: financial assets at fair value through profit or loss, loans, held-to-maturity and financial assets available for sale (“AFS”). Appropriate classification of financial assets was determined at the time of initial recognition or when reclassified in the Consolidated balance sheet.

Financial assets classified at fair value through profit or loss and financial assets classified as AFS were recognized or derecognized on trade date if a regular way period for the instrument exists. Trade date is the date on which the Group commits to purchase or sell the asset or issue or repurchase the financial liability. Financial instruments measured at amortised cost were recognised on a settlement date basis.

Financial Assets at Fair Value through Profit or Loss

The Group classified certain financial assets either as held for trading or designated at fair value through profit or loss. They were carried at fair value and presented as financial assets at fair value through profit or loss. Related realized and unrealized gains and losses are included in net gains (losses) on financial assets/liabilities at fair value through profit or loss. Interest on interest earning assets such as trading loans and debt securities and dividends on equity instruments were presented in interest and similar income for financial instruments at fair value through profit or loss.

Trading Assets – Financial assets were classified as held for trading if they have been originated or acquired principally for the purpose of selling or repurchasing them in the near term, or they formed part of a portfolio of identified financial assets that were managed together and for which there was evidence of a recent actual pattern of short-term profit-taking. Trading assets included debt and equity securities, derivatives held for trading purposes, commodities and trading loans.

Financial Assets Designated at Fair Value through Profit or Loss – Certain financial assets that did not meet the definition of trading assets were designated at fair value through profit or loss using the fair value option. To be designated at fair value through profit or loss, financial assets had to meet one of the following criteria: (1) the designation eliminates or significantly reduced a measurement or recognition inconsistency; (2) a group of financial assets or liabilities or both was managed and its performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or (3) the instrument contains one or more embedded derivatives unless: (a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract; or (b) it is clear with little or no analysis that separation is prohibited. In addition, the Group allowed the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained. Financial assets which were designated at fair value through profit or loss, under the fair value option, include repurchase and reverse repurchase agreements, certain loans and loan commitments and debt and equity securities.

Loans

Loans included originated and purchased non-derivative financial assets with fixed or determinable payments that were not quoted in an active market and which were not classified as financial assets at fair value through profit or loss, held-to-maturity or financial assets AFS. An active market exists when quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Loans not acquired in a business combination or in an asset purchase were initially recognized at their transaction price representing the fair value, which is the cash amount advanced to the borrower. In addition, the net of direct and incremental transaction costs and fees were included in the initial carrying amount of loans. These loans were subsequently measured at amortized cost using the effective interest method less impairment.

Loans which have been acquired as either part of a business combination or as an asset purchase were initially recognized at fair value at the acquisition date. This included loans for which an impairment loss had been established by the acquiree before their initial recognition by the Group. The fair value at the acquisition date incorporated expected cash flows which considered the credit quality of these loans including any incurred losses, which became the new amortized cost base. Interest income was recognized using the effective interest method. Subsequent to the acquisition date the Group assessed whether there was objective evidence of impairment in line with the policies described in the section entitled “Impairment of Loans and Provision for Off-Balance Sheet Positions (IAS 39 Prior Periods)”. If the loans were determined to be impaired then a loan loss allowance was recognized with a corresponding charge to the provision for credit losses line in the Consolidated Statement of Income. Releases of such loan loss allowances established after their initial recognition were included in the provision for credit losses line. Subsequent improvements in the credit quality of such loans for which no loss allowance had been recorded were recognized immediately through an adjustment to the current carrying value and a corresponding gain was recognized in interest income.

Held-to-Maturity Investments

Held-to-maturity investments were non-derivative financial assets with fixed or determinable payments and a fixed maturity that the Group had the positive intention and ability to hold to maturity and which were not classified as financial assets at fair value through profit or loss, loans or financial assets AFS.

Held-to-maturity investments were initially recorded at fair value plus any directly attributable transaction costs and were subsequently measured at amortized cost using the effective interest method. Subsequent to the acquisition date, the Group assessed whether there was objective evidence of impairment in line with the policies described in the section entitled “Impairment of Loans and Provision for Off-Balance Sheet provisions (IAS 39 Prior Periods only)”. If a held-to-maturity investment was considered impaired, then an impairment loss was recognized in the Consolidated Statement of Income.

Financial Assets Classified as Available for Sale

Financial assets that were classified as AFS are initially recognized at its fair value plus transaction costs that were directly attributable to the acquisition of the financial asset. The amortization of premiums and accretion of discount were recorded in net interest income. Financial assets classified as AFS were carried at fair value with the changes in fair value reported in other comprehensive income, unless the asset was subject to a fair value hedge, in which case changes in fair value resulting from the risk being hedged were recorded in other income. For monetary financial assets classified as AFS (debt instruments), changes in carrying amounts relating to changes in foreign exchange rate were recognized in the Consolidated Statement of Income and other changes in carrying amount were recognized in other comprehensive income as indicated above. For financial assets classified as AFS that were nonmonetary items (equity instruments), the fair value gain or loss was recognized in other comprehensive income, which also includes any related foreign exchange component.

Equity investments classified as AFS were assessed for impairment if, objective evidence demonstrates a significant or prolonged decline in the fair value of the investment below cost. In the case of debt securities classified as AFS, impairment was assessed based on the same criteria as for loans.

If there was evidence of impairment, any amounts previously recognized in other comprehensive income was recognized in the Consolidated Statement of Income for the period, reported in net gains (losses) on financial assets available for sale. This impairment loss for the period was determined as the difference between the acquisition cost (net of any principal repayments and amortization) and current fair value of the asset less any impairment loss on that investment previously recognized in the Consolidated Statement of Income.

When an AFS debt security was impaired, any subsequent decreases in fair value were recognized in the Consolidated Statement of Income as it was considered further impairment. Any subsequent increases were also recognized in the Consolidated Statement of Income until the asset is no longer considered impaired. When the fair value of the AFS debt security recovered to at least amortized cost it was no longer considered impaired and subsequent changes in fair value were reported in other comprehensive income.

Reversals of impairment losses on equity investments classified as AFS were not reversed through the Consolidated Statement of Income; increases in their fair value after impairment were recognized in other comprehensive income.

Realized gains and losses were reported in net gains (losses) on financial assets available for sale. Generally, the weighted-average cost method was used to determine the cost of financial assets. Unrealized gains and losses recorded in other comprehensive income were transferred to the Consolidated Statement of Income on disposal of an available for sale asset and reported in net gains (losses) on financial assets available for sale.

Critical Accounting Estimates – Because the assessment of objective evidence of impairment required significant management judgment and the estimate of impairment could change from period to period based upon future events that may or may not occur, the Group considered the impairment of Financial Assets classified as Available for Sale to be a critical accounting estimate. For additional information see Note 7 “Net Gains (Losses) on Financial Assets Available for Sale”.

Loan Commitments

Loan commitments remain off-balance sheet, unless classified as derivatives held for trading or designated at fair value through profit or loss under the fair value option (IAS 39 only). The Group does not recognize and measure changes in fair value of these off-balance sheet loan commitments that result from changes in market interest rates or credit spreads. However, as specified in the sections “Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9 – 2018 only)” and “Impairment of Loans and Provision for Off-Balance Sheet Positions (IAS 39 prior periods only)” below, these off-balance sheet loan commitments are assessed for impairment individually and where appropriate, collectively.

Financial Liabilities (IFRS 9 in 2018 and IAS 39 in prior periods)

Under both IFRS 9 and IAS 39, financial liabilities are measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss.

Financial Liabilities at Fair Value through Profit or Loss

Financial liabilities at fair value through profit or loss include Trading Liabilities, Financial Liabilities Designated at Fair Value through Profit or Loss and Non-Participating Investment Contracts (“Investment Contracts”). Under IFRS 9 and IAS 39 they are carried at fair value with realized and unrealized gains and losses included in net gains (losses) on financial assets and liabilities at fair value through profit or loss. However under IFRS 9, for financial liabilities designated at fair value through profit and loss the fair value movements attributable to the Group’s own credit component for fair value movements is recognized in Other Comprehensive Income rather than in the Statement of Income as under IAS 39.

Financial liabilities classified at fair value through profit or loss are recognized or derecognized on trade date. Trade date is the date on which the Group commits to issue or repurchase the financial liability.

Interest on interest paying liabilities are presented in interest expense for financial instruments at fair value through profit or loss.

Trading Liabilities - Financial liabilities are classified as held for trading if they have been originated or incurred principally for the purpose of repurchasing them in the near term. Trading liabilities consist primarily of derivative liabilities (including certain loan commitments) and short positions. This also includes loan commitments that are allocated to the other business model and that are classified as derivatives held for trading.

Financial Liabilities Designated at Fair Value through Profit or Loss - Certain financial liabilities that do not meet the definition of trading liabilities are designated at fair value through profit or loss using the fair value option. To be designated at fair value through profit or loss, financial liabilities must meet one of the following criteria: (1) the designation eliminates or significantly reduces a measurement or recognition inconsistency; (2) a group of financial liabilities is managed and its performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or (3) the instrument contains one or more embedded derivatives unless: (a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract; or (b) it is clear with little or no analysis that separation is prohibited. In addition, the Group allows the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained. Financial liabilities which are designated at fair value through profit or loss, under the fair value option, include repurchase agreements, loan commitments and structured note liabilities.

Investment Contracts - All of the Group’s investment contracts are unit-linked and do not contain significant insurance risk or discretionary participation features. The contract liabilities are determined using current unit prices multiplied by the number of units attributed to the contract holders as of the balance sheet date. As this amount represents fair value, the liabilities have been classified as financial liabilities at fair value through profit or loss. Deposits collected under investment contracts are accounted for as an adjustment to the investment contract liabilities. Investment income attributable to investment contracts is included in the consolidated statement of Income. Investment contract claims reflect the excess of amounts paid over the account balance released. Investment contract policyholders are charged fees for policy administration, investment management, surrenders or other contract services.

Embedded Derivatives

Some hybrid financial liability contracts contain both a derivative and a non-derivative component. In such cases, the derivative component is termed an embedded derivative, with the non-derivative component representing the host financial liability contract. If the economic characteristics and risks of embedded derivatives are not closely related to those of the host financial liability contract and the hybrid financial liability contract itself is not carried at fair value through profit or loss, the embedded derivative is bifurcated and reported at fair value, with gains and losses recognized in net gains (losses) on financial assets/liabilities at fair value through profit or loss. The host financial liability contract will continue to be accounted for in accordance with the appropriate accounting standard. The carrying amount of an embedded derivative is reported in the same Consolidated balance sheet line item as the host financial liability contract. Certain hybrid financial liability instruments have been designated at fair value through profit or loss using the fair value option.

Financial Liabilities at Amortized Cost

Financial liabilities measured at amortized cost include long-term and short-term debt issued which are initially measured at fair value, which is the consideration received, net of transaction costs incurred. Repurchases of issued debt in the market are treated as extinguishments and any related gain or loss is recorded in the Consolidated Statement of Income. A subsequent sale of own bonds in the market is treated as a reissuance of debt. Financial liabilities measured at amortised cost are recognised on a settlement date basis.

Offsetting of Financial Instruments

Financial assets and liabilities are offset, with the net amount presented in the Consolidated balance sheet, only if the Group holds a currently enforceable legal right to set off the recognized amounts and there is an intention to settle on a net basis or to realize an asset and settle the liability simultaneously. The legal right to set off the recognized amounts must be enforceable in both the normal course of business and in the event of default, insolvency or bankruptcy of both the Group and its counterparty. In all other situations they are presented gross. When financial assets and financial liabilities are offset in the Consolidated balance sheet, the associated income and expense items will also be offset in the Consolidated Statement of Income, unless specifically prohibited by an applicable accounting standard.

The majority of the offsetting applied by the Group relates to derivatives and repurchase and reverse repurchase agreements. A significant portion of offsetting is applied to interest rate derivatives and related cash margin balances, which are cleared through central clearing parties such as the London Clearing House. For further information please refer to Note 19 “Offsetting Financial Assets and Financial Liabilities”.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an arm’s length transaction between market participants at the measurement date. The fair value of instruments that are quoted in active markets is determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. The Group measures certain portfolios of financial assets and financial liabilities on the basis of their net risk exposures when the following criteria are met:

  The group of financial assets and liabilities is managed on the basis of its net exposure to a particular market risk (or risks) or to the credit risk of a particular counterparty, in accordance with a documented risk management strategy,
  The fair values are provided to key management personnel, and
  The financial assets and liabilities are measured at fair value through profit or loss.

This portfolio valuation approach is consistent with how the Group manages its net exposures to market and counterparty credit risks.

Critical Accounting Estimates – The Group uses valuation techniques to establish the fair value of instruments where prices quoted in active markets are not available. Therefore, where possible, parameter inputs to the valuation techniques are based on observable data derived from prices of relevant instruments traded in an active market. These valuation techniques involve some level of management estimation and judgment, the degree of which will depend on the price transparency for the instrument or market and the instrument’s complexity.

In reaching estimates of fair value management judgment needs to be exercised. The areas requiring significant management judgment are identified, documented and reported to senior management as part of the valuation control process and the standard monthly reporting cycle. The specialist model validation and valuation control groups focus attention on the areas of subjectivity and judgment.

The level of management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is usually minimal. Similarly there is little subjectivity or judgment required for instruments valued using valuation models which are standard across the industry and where all parameter inputs are quoted in active markets.

The level of subjectivity and degree of management judgment required is more significant for those instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less liquid or less observable. Management judgment is required in the selection and application of appropriate parameters, assumptions and modelling techniques. In particular, where data are obtained from infrequent market transactions then extrapolation and interpolation techniques must be applied. Where no market data are available for a particular instrument then pricing inputs are determined by assessing other relevant sources of information such as historical data, fundamental analysis of the economics of the transaction and proxy information from similar transactions, and making appropriate adjustment to reflect the actual instrument being valued and current market conditions. Where different valuation techniques indicate a range of possible fair values for an instrument then management has to decide what point within the range of estimates appropriately represents the fair value. Further, some valuation adjustments may require the exercise of management judgment to achieve fair value.

Financial assets and liabilities carried at fair value are required to be disclosed according to the inputs to the valuation method that are used to determine their fair value. Specifically, segmentation is required between those valued using quoted market prices in an active market (level 1), valuation techniques based on observable parameters (level 2) and valuation techniques using significant unobservable parameters (level 3). Management judgment is required in determining the category to which certain instruments should be allocated. This specifically arises when the valuation is determined by a number of parameters, some of which are observable and others are not. Further, the classification of an instrument can change over time to reflect changes in market liquidity and therefore price transparency.

The Group provides a sensitivity analysis of the impact upon the level 3 financial instruments of using a reasonably possible alternative for the unobservable parameter. The determination of reasonably possible alternatives requires significant management judgment.

For financial instruments measured at amortized cost (which includes loans, deposits and short and long term debt issued) the Group discloses the fair value. Generally there is limited or no trading activity in these instruments and therefore the fair value determination requires significant management judgment.

For further discussion of the valuation methods and controls and quantitative disclosures with respect to the determination of fair value, please refer to Note 13 “Financial Instruments carried at Fair Value” and Note 14 “Fair Value of Financial Instruments not carried at Fair Value”.

Recognition of Trade Date Profit

If there are significant unobservable inputs used in the valuation technique, the financial instrument is recognized at the transaction price and any profit implied from the valuation technique at trade date is deferred.

Using systematic methods, the deferred amount is recognized over the period between trade date and the date when the market is expected to become observable, or over the life of the trade (whichever is shorter). Such methodology is used because it reflects the changing economic and risk profile of the instrument as the market develops or as the instrument itself progresses to maturity. Any remaining trade date deferred profit is recognized in the Consolidated Statement of Income when the transaction becomes observable or the Group enters into offsetting transactions that substantially eliminate the instrument’s risk. In the rare circumstances that a trade date loss arises, it would be recognized at inception of the transaction to the extent that it is probable that a loss has been incurred and a reliable estimate of the loss amount can be made.

Critical Accounting Estimates – Management judgment is required in determining whether there exist significant unobservable inputs in the valuation technique. Once deferred, the decision to subsequently recognize the trade date profit requires a careful assessment of the then current facts and circumstances supporting observability of parameters and/or risk mitigation.

Derivatives and Hedge Accounting

Derivatives are used to manage exposures to interest rate, foreign currency, credit and other market price risks, including exposures arising from forecast transactions. All freestanding contracts that are considered derivatives for accounting purposes are carried at fair value on the Consolidated balance sheet regardless of whether they are held for trading or non-trading purposes.

The changes in fair value on derivatives held for trading are included in net gains (losses) on financial assets/liabilities at fair value through profit or loss.

Hedge Accounting

IFRS 9 includes an accounting policy choice to defer the adoption of IFRS 9 hedge accounting and to continue with IAS 39 hedge accounting. The Group decided to exercise this accounting policy choice and did not adopt IFRS 9 hedge accounting as of January 1, 2018.

For accounting purposes there are three possible types of hedges: (1) hedges of changes in the fair value of assets, liabilities or unrecognized firm commitments (fair value hedges); (2) hedges of the variability of future cash flows from highly probable forecast transactions and floating rate assets and liabilities (cash flow hedges); and (3) hedges of the translation adjustments resulting from translating the functional currency financial statements of foreign operations into the presentation currency of the parent (hedges of net investments in foreign operations).

When hedge accounting is applied, the Group designates and documents the relationship between the hedging instrument and the hedged item as well as its risk management objective and strategy for undertaking the hedging transactions and the nature of the risk being hedged. This documentation includes a description of how the Group will assess the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Hedge effectiveness is assessed at inception and throughout the term of each hedging relationship. Hedge effectiveness is always assessed, even when the terms of the derivative and hedged item are matched.

Hedging derivatives are reported as other assets and other liabilities. In the event that a derivative is subsequently de-designated from a hedging relationship, it is transferred to financial assets/liabilities at fair value through profit or loss.

For hedges of changes in fair value, the changes in the fair value of the hedged asset, liability or unrecognized firm commitment, or a portion thereof, attributable to the risk being hedged, are recognized in the Consolidated Statement of Income along with changes in the entire fair value of the derivative. When hedging interest rate risk, any interest accrued or paid on both the derivative and the hedged item is reported in interest income or expense and the unrealized gains and losses from the hedge accounting fair value adjustments are reported in other revenue. When the foreign exchange risk of an AFS equity security was hedged in prior accounting periods, the fair value adjustments related to the security’s foreign exchange exposures were also recorded in other revenue. Hedge ineffectiveness is reported in other revenue and is measured as the net effect of changes in the fair value of the hedging instrument and changes in the fair value of the hedged item arising from changes in the market rate or price related to the risk(s) being hedged.

If a fair value hedge of a debt instrument is discontinued prior to the instrument’s maturity because the derivative is terminated or the relationship is de-designated, any remaining interest rate-related fair value adjustments made to the carrying amount of the debt instrument (basis adjustments) are amortized to interest income or expense over the remaining term of the original hedging relationship. For other types of fair value adjustments and whenever a fair value hedged asset or liability is sold or otherwise derecognized, any basis adjustments are included in the calculation of the gain or loss on derecognition.

For hedges of variability in future cash flows, there is no change to the accounting for the hedged item and the derivative is carried at fair value, with changes in value reported initially in other comprehensive income to the extent the hedge is effective. These amounts initially recorded in other comprehensive income are subsequently reclassified into the Consolidated Statement of Income in the same periods during which the forecast transaction affects the Consolidated Statement of Income. Thus, for hedges of interest rate risk, the amounts are amortized into interest income or expense at the same time as the interest is accrued on the hedged transaction.

Hedge ineffectiveness is recorded in other income and is measured as changes in the excess (if any) in the absolute cumulative change in fair value of the actual hedging derivative over the absolute cumulative change in the fair value of the hypothetically perfect hedge.

When hedges of variability in cash flows attributable to interest rate risk are discontinued, amounts remaining in accumulated other comprehensive income are amortized to interest income or expense over the remaining life of the original hedge relationship, unless the hedged transaction is no longer expected to occur in which case the amount will be reclassified into other income immediately. When hedges of variability in cash flows attributable to other risks are discontinued, the related amounts in accumulated other comprehensive income are reclassified into either the same Consolidated Statement of Income caption and period as profit or loss from the forecast transaction, or into other income when the forecast transaction is no longer expected to occur.

For hedges of the translation adjustments resulting from translating the functional currency financial statements of foreign operations (hedges of net investments in foreign operations) into the functional currency of the parent, the portion of the change in fair value of the derivative due to changes in the spot foreign exchange rates is recorded as a foreign currency translation adjustment in other comprehensive income to the extent the hedge is effective; the remainder is recorded as other income in the Consolidated Statement of Income.

Changes in fair value of the hedging instrument relating to the effective portion of the hedge are subsequently recognized in profit or loss on disposal of the foreign operations.

Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9 – 2018 only)

The impairment requirements of IFRS 9 apply to all credit exposures that are measured at amortized cost or FVOCI, and to off balance sheet lending commitments such as loan commitments and financial guarantees. For purposes of the impairment policy below, these instruments are referred to as (“Financial Assets”)

The determination of impairment losses and allowance moves from an incurred credit loss model whereby credit losses are recognized when a defined loss event occurs under IAS 39, to an expected credit loss model under IFRS 9, where allowances are taken upon initial recognition of the Financial Asset, based on expectations of potential credit losses at the time of initial recognition.

Staged Approach to the Determination of Expected Credit Losses

IFRS 9 introduces a three stage approach to impairment for Financial Assets that are not credit impaired at the date of origination or purchase. This approach is summarized as follows:

  Stage 1: The Group recognizes a credit loss allowance at an amount equal to 12-month expected credit losses. This represents the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date, assuming that credit risk has not increased significantly after initial recognition.
  Stage 2: The Group recognizes a credit loss allowance at an amount equal to lifetime expected credit losses for those Financial Assets which are considered to have experienced a significant increase in credit risk since initial recognition. This requires the computation of ECL based on lifetime probability of default, lifetime loss given default and lifetime exposure at default that represents the probability of default occurring over the remaining lifetime of the Financial Asset. Allowance for credit losses are higher in this stage because of an increase in credit risk and the impact of a longer time horizon being considered compared to 12 months in Stage 1.
  Stage 3: The Group recognizes a loss allowance at an amount equal to lifetime expected credit losses, reflecting a Probability of Default of 100%, via the expected recoverable cash flows for the asset, for those Financial Assets that are credit-impaired. The Group’s definition of default is aligned with the regulatory definition. Financial Assets that are credit-impaired upon initial recognition are categorised within Stage 3 with a carrying value already reflecting the lifetime expected credit losses. The accounting treatment for these purchased or originated credit-impaired (“POCI”) assets is discussed further below.

Significant Increase in Credit Risk

Under IFRS 9, when determining whether the credit risk (i.e., risk of default) of a Financial Asset has increased significantly since initial recognition, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information based on the Group’s historical experience, credit risk assessment and forward-looking information (including macro-economic factors). The assessment of significant credit deterioration is key in determining when to move from measuring an allowance based on 12-month ECLs to one that is based on lifetime ECLs (i.e., transfer from Stage 1 to Stage 2).

The Group’s framework for determining if there has been a significant increase in credit risk aligns with the internal Credit Risk Management (“CRM”) process and covers rating related and process related indicators which are discussed further in section “IFRS 9 Impairment Approach” in the Risk Report.

Credit impaired Financial Assets in Stage 3

The Group has aligned its definition of creditimpaired under IFRS 9 to when a Financial Asset has defaulted for regulatory purposes, according to the Capital Requirements Regulation under Art. 178.

The determination of whether a Financial Asset is credit impaired and therefore in Stage 3 focusses exclusively on default risk, without taking into consideration the effects of credit risk mitigants such as collateral or guarantees. Specifically, a Financial Asset is credit impaired and in Stage 3 when:

  The Group considers the obligor is unlikely to pay its credit obligations to the Group. Determination may include forbearance actions, where a concession has been granted to the borrower or economic or legal reasons that are qualitative indicators of credit impairment; or
  Contractual payments of either principal or interest by the obligor are past due by more than 90 days.

For Financial Assets considered to be credit impaired, the ECL allowance covers the amount of loss the Group is expected to suffer. The estimation of ECLs is done on a case-by-case basis for non-homogeneous portfolios, or by applying portfolio based parameters to individual Financial Assets in these portfolios via the Group’s ECL model for homogeneous portfolios. This estimate includes the use of discounted cash flows that are adjusted for scenarios.

Forecasts of future economic conditions when calculating ECLs are considered. The lifetime expected losses are estimated based on the probability-weighted present value of the difference between the contractual cash flows that are due to the Group under the contract; and the cash flows that the Group expects to receive.

A Financial Asset can be classified as credit impaired in Stage 3 but without an allowance for credit losses (i.e., no impairment loss is expected). This may be due to the value of collateral. The Group’s engine based ECL calculation is conducted on a monthly basis, whereas the case-by-case assessment of ECL in Stage 3 for non-homogeneous portfolio has to be performed at least on a quarterly basis.

Purchased or Originated Credit Impaired Financial Assets in Stage 3

A Financial Asset is considered purchased or originated credit-impaired if there is objective evidence of impairment at the time of initial recognition. Such credit impaired Financial Assets are termed POCI Financial Assets. POCI Financial Assets are measured to reflect lifetime expected credit losses, and all subsequent changes in lifetime expected credit losses, whether positive or negative, are recognised in the income statement as a component of the provision for credit losses. POCI Financial Assets can only be classified in Stage 3 over the life of the Financial Asset.

Write-Offs

The Group reduces the gross carrying amount of a Financial Asset when there is no reasonable expectation of recovery. Write-offs can relate to a Financial Asset in its entirety, or to a portion of it, and constitute a derecognition event. The Group considers all relevant information in making this determination, including but not limited to:

  Foreclosure actions taken by the Group which have not been successful or have a high probability of not being successful
  Collateral liquidation which has not, or will not lead to further considerable recoveries
  Situations where no further recoveries are reasonably expected

Write-offs can take place before legal actions against the borrower to recover the debt have been concluded, and a write-off does not involve the Group forfeiting its legal right to recover the debt.

Collateral for Financial Assets Considered in the Impairment Analysis

IFRS 9 requires cash flows expected from collateral and other credit enhancement to be reflected in the ECL calculation. The following are key aspects with respect to collateral and guarantees:

  Eligibility of collateral, i.e. which collateral should be considered in the ECL calculation;
  Collateral evaluation, i.e. what collateral (liquidation) value should be used; and
  Projection of the available collateral amount over the life of a transaction.

These concepts are outlined in more detail in section “IFRS 9 Impairment Approach” in the Risk Report.

Critical Accounting Estimates – The accounting estimates and judgments related to the impairment of Financial Assets is a critical accounting estimate because the underlying assumptions used can change from period to period and may significantly affect the Group’s results of operations.

In assessing assets for impairments, management judgment is required, particularly in projecting future economic information and scenarios in particular where circumstances of economic and financial uncertainty, when developments and changes to expected cash flows can occur both with greater rapidity and less predictability. The actual amount of the future cash flows and their timing may differ from the estimates used by management and consequently may cause actual losses to differ from reported allowances.

For those non-homogeneous loans in Stage 3 the determination of the impairment allowance often requires the use of considerable judgment concerning such matters as local economic conditions, the financial performance of the counterparty and the value of any collateral held, for which there may not be a readily accessible market.

The determination of the expected credit losses in Stages 1 and 2 and for homogeneous loans in Stage 3 is calculated using statistical expected loss models. The model incorporates numerous estimates and judgments. The Group performs a regular review of the model and underlying data and assumptions. The probability of defaults, loss recovery rates and judgments concerning ability of borrowers in foreign countries to transfer the foreign currency necessary to comply with debt repayments, amongst other things, are incorporated into this review.

The quantitative disclosures are provided in Note 20 “Loans” and Note 21 “Allowance for Credit Losses”.

Impairment of Loans and Provision for Off-Balance Sheet Positions (IAS 39 - prior periods only)

The Group applied the impairment requirements of IAS 39 “Financial Instruments: Recognition and Measurement” and IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” in prior periods.

The Group first assessed whether objective evidence of impairment existed individually for loans that were individually significant. It then assessed collectively for loans that were not individually significant and loans which were significant but for which there was no objective evidence of impairment under the individual assessment.

To allow management to determine whether a loss event has occurred on an individual basis, all significant counterparty relationships were reviewed periodically. This evaluation considered information and events related to the counterparty, such as the counterparty experiencing significant financial difficulty or a breach of contract, for example, default or delinquency in interest or principal payments.

If there was evidence of impairment leading to an impairment loss for an individual counterparty relationship, then the amount of the loss was determined as the difference between the carrying amount of the loan(s), including accrued interest, and the present value of expected future cash flows discounted at the loan’s original effective interest rate or the effective interest rate established upon reclassification to loans, including cash flows that may result from foreclosure less costs for obtaining and selling the collateral. The carrying amount of the loans was reduced by the use of an allowance account and the amount of the loss was recognized in the Consolidated Statement of Income as a component of the provision for credit losses.

The collective assessment of impairment was to establish an allowance amount relating to loans that were either individually significant but for which there was no objective evidence of impairment, or were not individually significant but for which there was, on a portfolio basis, a loss amount that was probable of having occurred and was reasonably estimable. The loss amount had three components. The first component was an amount for transfer and currency convertibility risks for loan exposures in countries where there were serious doubts about the ability of counterparties to comply with the repayment terms due to the economic or political situation prevailing in the respective country of domicile. This amount was calculated using ratings for country risk and transfer risk which were established and regularly reviewed for each country in which the Group does business. The second component was an allowance amount representing the incurred losses on the portfolio of smaller-balance homogeneous loans, which were loans to individuals and small business customers of the private and retail business. The loans were grouped according to similar credit risk characteristics and the allowance for each group was determined using statistical models based on historical experience. The third component represented an estimate of incurred losses inherent in the group of loans that had not yet been individually identified or measured as part of the smaller-balance homogeneous loans. Loans that were found not to be impaired when evaluated on an individual basis were included in the scope of this component of the allowance.

Once a loan was identified as impaired, although the accrual of interest in accordance with the contractual terms of the loan was discontinued, the accretion of the net present value of the written down amount of the loan due to the passage of time was recognized as interest income based on the original effective interest rate of the loan.

At each balance sheet date, all impaired loans were reviewed for changes to the present value of expected future cash flows discounted at the loan’s original effective interest rate. Any change to the previously recognized impairment loss was recognized as a change to the allowance account and recorded in the Consolidated Statement of Income as a component of the provision for credit losses.

When it was considered that there was no realistic prospect of recovery and all collateral had been realized or transferred to the Group, the loan and any associated allowance was charged off (the loan and the related allowance were removed from the balance sheet). Individually significant loans where specific loan loss provisions were in place were evaluated at least quarterly on a case-by-case basis. For this category of loans, the number of days past due was an indicator for a charge-off but was not a determining factor. A charge-off would only take place after considering all relevant information, such as the occurrence of a significant change in the borrower’s financial position such that the borrower could no longer pay the obligation, or the proceeds from the collateral were insufficient to completely satisfy the current carrying amount of the loan.

For collectively assessed loans, which were primarily mortgages and consumer finance loans, the timing of a charge-off depended on whether there was any underlying collateral and the Group’s estimate of the amount collectible and the legal requirements in the jurisdiction in which the loan was originated.

Subsequent recoveries, if any, were credited to the allowance account and were recorded in the Consolidated Statement of Income as a component of the provision for credit losses.

The process to determine the provision for off-balance sheet positions is similar to the methodology used for loans. Any loss amounts were recognized as an allowance in the Consolidated balance sheet within provisions and charged to the Consolidated Statement of Income as a component of the provision for credit losses.

If in a subsequent period the amount of a previously recognized impairment loss decreased and the decrease was due to an event occurring after the impairment was recognized, the impairment loss was reversed by reducing the allowance account accordingly. Such reversal was recognized in profit or loss.

Critical Accounting Estimates –The accounting estimates and judgments related to the impairment of loans and provision for off-balance sheet positions was a critical accounting estimate because the underlying assumptions used for both the individually and collectively assessed impairment can change from period to period and may significantly affect the Group’s results of operations.

The quantitative disclosures are provided in Note 20 “Loans” and Note 21 “Allowance for Credit Losses”.

Derecognition of Financial Assets and Liabilities

Financial Asset Derecognition

A financial asset is considered for derecognition when the contractual rights to the cash flows from the financial asset expire, or the Group has either transferred the contractual right to receive the cash flows from that asset, or has assumed an obligation to pay those cash flows to one or more recipients, subject to certain criteria.

The Group derecognizes a transferred financial asset if it transfers substantially all the risks and rewards of ownership.

The Group enters into transactions in which it transfers previously recognized financial assets but retains substantially all the associated risks and rewards of those assets; for example, a sale to a third party in which the Group enters into a concurrent total return swap with the same counterparty. These types of transactions are accounted for as secured financing transactions.

In transactions in which substantially all the risks and rewards of ownership of a financial asset are neither retained nor transferred, the Group derecognizes the transferred asset if control over that asset is not retained, i.e., if the transferee has the practical ability to sell the transferred asset. The rights and obligations retained in the transfer are recognized separately as assets and liabilities, as appropriate. If control over the asset is retained, the Group continues to recognize the asset to the extent of its continuing involvement, which is determined by the extent to which it remains exposed to changes in the value of the transferred asset.

The derecognition criteria are also applied to the transfer of part of an asset, rather than the asset as a whole, or to a group of similar financial assets in their entirety, when applicable. If transferring a part of an asset, such part must be a specifically identified cash flow, a fully proportionate share of the asset, or a fully proportionate share of a specifically-identified cash flow.

If an existing financial asset is replaced by another asset from the same counterparty on substantially different terms, or if the terms of the financial asset are substantially modified (due to forbearance measures or otherwise), the existing financial asset is derecognized and a new asset is recognized. Any difference between the respective carrying amounts is recognized in the Consolidated Statement of Income.

Securitization

The Group securitizes various consumer and commercial financial assets, which is achieved via the transfer of these assets to a structured entity, which issues securities to investors to finance the acquisition of the assets. Financial assets awaiting securitization are classified and measured as appropriate under the policies in the “Financial Assets and Liabilities” section. If the structured entity is not consolidated then the transferred assets may qualify for derecognition in full or in part, under the policy on derecognition of financial assets. Synthetic securitization structures typically involve derivative financial instruments for which the policies in the “Derivatives and Hedge Accounting” section would apply. Those transfers that do not qualify for derecognition may be reported as secured financing or result in the recognition of continuing involvement liabilities. The investors and the securitization vehicles generally have no recourse to the Group’s other assets in cases where the issuers of the financial assets fail to perform under the original terms of those assets.

Interests in the securitized financial assets may be retained in the form of senior or subordinated tranches, interest only strips or other residual interests (collectively referred to as “retained interests”). Provided the Group’s retained interests do not result in consolidation of a structured entity, nor in continued recognition of the transferred assets, these interests are typically recorded in financial assets at fair value through profit or loss and carried at fair value. Consistent with the valuation of similar financial instruments, the fair value of retained tranches or the financial assets is initially and subsequently determined using market price quotations where available or internal pricing models that utilize variables such as yield curves, prepayment speeds, default rates, loss severity, interest rate volatilities and spreads. The assumptions used for pricing are based on observable transactions in similar securities and are verified by external pricing sources, where available. Where observable transactions in similar securities and other external pricing sources are not available, management judgment must be used to determine fair value. The Group may also periodically hold interests in securitized financial assets and record them at amortized cost.

In situations where the Group has a present obligation (either legal or constructive) to provide financial support to an unconsolidated securitization entity a provision will be created if the obligation can be reliably measured and it is probable that there will be an outflow of economic resources required to settle it.

When an asset is derecognized a gain or loss equal to the difference between the consideration received and the carrying amount of the transferred asset is recorded. When a part of an asset is derecognized, gains or losses on securitization depend in part on the carrying amount of the transferred financial assets, allocated between the financial assets derecognized and the retained interests based on their relative fair values at the date of the transfer.

Derecognition of Financial Liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. If an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the Consolidated Statement of Income.

Repurchase and Reverse Repurchase Agreements

Securities purchased under resale agreements (“reverse repurchase agreements”) and securities sold under agreements to repurchase (“repurchase agreements”) are treated as collateralized financings and are recognized initially at fair value, being the amount of cash disbursed and received, respectively. The party disbursing the cash takes possession of the securities serving as collateral for the financing and having a market value equal to, or in excess of, the principal amount loaned. The securities received under reverse repurchase agreements and securities delivered under repurchase agreements are not recognized on, or derecognized from, the balance sheet, because the risks and rewards of ownership are not obtained nor relinquished. Securities delivered under repurchase agreements which are not derecognized from the balance sheet and where the counterparty has the right by contract or custom to sell or repledge the collateral are disclosed in Note 22 “Transfer of Financial Assets, Assets Pledged and Received as Collateral”.

Under IFRS 9 the Group allocates reverse repurchase portfolios that are managed on a fair value basis to the other business model and classifies them as “Non-trading financial assets mandatory at fair value through profit or loss”. Under IAS 39 the Group choose to apply the fair value option to certain repurchase and reverse repurchase portfolios that were managed on a fair value basis.

Interest earned on reverse repurchase agreements and interest incurred on repurchase agreements is reported as interest income and interest expense, respectively.

Securities Borrowed and Securities Loaned

Securities borrowed transactions generally require the Group to deposit cash with the securities lender. In a securities loaned transaction, the Group generally receives either cash collateral, in an amount equal to or in excess of the market value of securities loaned, or securities. The Group monitors the fair value of securities borrowed and securities loaned and additional collateral is disbursed or obtained, if necessary.

The securities borrowed are not themselves recognized in the financial statements. If they are sold to third parties, the obligation to return the securities is recorded as a financial liability at fair value through profit or loss and any subsequent gain or loss is included in the Consolidated Statement of Income in net gains (losses) on financial assets/liabilities at fair value through profit or loss. Securities lent to counterparties are also retained on the Consolidated balance sheet.

Under IFRS 9 and IAS 39 the Group records the amount of cash advanced or received as securities borrowed and securities loaned, respectively, in the Consolidated balance sheet.

Fees received or paid are reported in interest income and interest expense, respectively. Securities lent to counterparties which are not derecognized from the Consolidated balance sheet and where the counterparty has the right by contract or custom to sell or repledge the collateral are disclosed are disclosed in Note 22 “Transfer of Financial Assets, Assets Pledged and Received as Collateral”.

Goodwill and Other Intangible Assets

Goodwill arises on the acquisition of subsidiaries and associates and represents the excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the fair value of the identifiable net assets acquired at the date of the acquisition.

For the purpose of calculating goodwill, fair values of acquired assets, liabilities and contingent liabilities are determined by reference to market values or by discounting expected future cash flows to present value. This discounting is either performed using market rates or by using risk-free rates and risk-adjusted expected future cash flows. Any noncontrolling interests in the acquiree is measured either at fair value or at the noncontrolling interests’ proportionate share of the acquiree’s identifiable net assets (this is determined for each business combination).

Goodwill on the acquisition of subsidiaries is capitalized and reviewed for impairment annually or more frequently if there are indications that impairment may have occurred. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to cash-generating units (“CGUs”), which are the smallest identifiable groups of assets that generate cash inflows largely independent of the cash inflows from other assets or groups of assets and that are expected to benefit from the synergies of the combination and considering the business level at which goodwill is monitored for internal management purposes. In identifying whether cash inflows from an asset (or a group of assets) are largely independent of the cash inflows from other assets (or groups of assets) various factors are considered, including how management monitors the entity’s operations or makes decisions about continuing or disposing of the entity’s assets and operations.

If goodwill has been allocated to a CGU and an operation within that unit is disposed of, the attributable goodwill is included in the carrying amount of the operation when determining the gain or loss on its disposal.

Certain non-integrated investments are not allocated to a CGU. Impairment testing is performed individually for each of these assets.

Corporate assets are allocated to a CGU when the allocation can be done on a reasonable and consistent basis. If this is not possible, the individual CGU is tested without the corporate assets. They are then tested on the level of the minimum collection of CGUs to which they can be allocated on a reasonable and consistent basis.

Intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights and their fair value can be measured reliably. Intangible assets that have a finite useful life are stated at cost less any accumulated amortization and accumulated impairment losses. Customer-related intangible assets that have a finite useful life are amortized over periods of between 1 and 20 years on a straight-line basis based on their expected useful life. These assets are tested for impairment and their useful lives reaffirmed at least annually.

Certain intangible assets have an indefinite useful life and hence are not amortized, but are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that impairment may have occurred.

Costs related to software developed or obtained for internal use are capitalized if it is probable that future economic benefits will flow to the Group and the cost can be measured reliably. Capitalized costs are amortized using the straight-line method over the asset’s useful life which is deemed to be either three, five or ten years. Eligible costs include external direct costs for materials and services, as well as payroll and payroll-related costs for employees directly associated with an internal-use software project. Overhead costs, as well as costs incurred during the research phase or after software is ready for use, are expensed as incurred. Capitalized software costs are tested for impairment either annually if still under development or any time when there is an indication of impairment once the software is in use.

Critical Accounting Estimates – The determination of the recoverable amount in the impairment assessment of non-financial assets requires estimates based on quoted market prices, prices of comparable businesses, present value or other valuation techniques, or a combination thereof, necessitating management to make subjective judgments and assumptions. Because these estimates and assumptions could result in significant differences to the amounts reported if underlying circumstances were to change, the Group considers these estimates to be critical.

The quantitative disclosures are provided in Note 25 “Goodwill and Other Intangible Assets”.

Provisions

Provisions are recognized if the Group has a present legal or constructive obligation as a result of past events, if it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to be required to settle the obligation, using a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as interest expense.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party (for example, because the obligation is covered by an insurance policy), an asset is recognized if it is virtually certain that reimbursement will be received.

Critical Accounting Estimates – The use of estimates is important in determining provisions for potential losses that may arise from litigation, regulatory proceedings and uncertain income tax positions. The Group estimates and provides for potential losses that may arise out of litigation, regulatory proceedings and uncertain income tax positions to the extent that such losses are probable and can be estimated, in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” or IAS 12, “Income Taxes”, respectively. Significant judgment is required in making these estimates and the Group’s final liabilities may ultimately be materially different.

Contingencies in respect of legal matters are subject to many uncertainties and the outcome of individual matters is not predictable with assurance. Significant judgment is required in assessing probability and making estimates in respect of contingencies, and the Group’s final liability may ultimately be materially different. The Group’s total liability in respect of litigation, arbitration and regulatory proceedings is determined on a case-by-case basis and represents an estimate of probable losses after considering, among other factors, the progress of each case, the Group’s experience and the experience of others in similar cases, and the opinions and views of legal counsel. Predicting the outcome of the Group’s litigation matters is inherently difficult, particularly in cases in which claimants seek substantial or indeterminate damages. See Note 29 “Provisions” for information on the Group’s judicial, regulatory and arbitration proceedings.

Income Taxes

The Group recognizes the current and deferred tax consequences of transactions that have been included in the consolidated financial statements using the provisions of the respective jurisdictions’ tax laws. Current and deferred taxes are recognized in profit or loss except to the extent that the tax relates to items that are recognized directly in equity or other comprehensive income in which case the related tax is recognized either directly in equity or other comprehensive income accordingly.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, unused tax losses and unused tax credits. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profit will be available against which those unused tax losses, unused tax credits and deductible temporary differences can be utilized.

Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period that the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Current tax assets and liabilities are offset when (1) they arise from the same tax reporting entity or tax group of reporting entities, (2) the legally enforceable right to offset exists and (3) they are intended to be settled net or realized simultaneously.

Deferred tax assets and liabilities are offset when the legally enforceable right to offset current tax assets and liabilities exists and the deferred tax assets and liabilities relate to income taxes levied by the same taxing authority on either the same tax reporting entity or tax group of reporting entities.

Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, branches and associates and interests in joint ventures except when the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the difference will not reverse in the foreseeable future. Deferred income tax assets are provided on deductible temporary differences arising from such investments only to the extent that it is probable that the differences will reverse in the foreseeable future and sufficient taxable income will be available against which those temporary differences can be utilized.

Deferred tax related to fair value remeasurement of financial assets classified as AFS under IAS 39 and as FVTOCI under IFRS 9, cash flow hedges and other items, which are charged or credited directly to other comprehensive income, is also credited or charged directly to other comprehensive income and subsequently recognized in the Consolidated Statement of Income once the underlying transaction or event to which the deferred tax relates is recognized in the Consolidated Statement of Income.

For share-based payment transactions, the Group may receive a tax deduction related to the compensation paid in shares. The amount deductible for tax purposes may differ from the cumulative compensation expense recorded. At any reporting date, the Group must estimate the expected future tax deduction based on the current share price. The associated current and deferred tax consequences are recognized as income or expense in the consolidated statement of Income for the period. If the amount deductible, or expected to be deductible, for tax purposes exceeds the cumulative compensation expense, the excess tax benefit is recognized directly in equity.

Critical Accounting Estimates – In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. Each quarter, the Group re-evaluates its estimate related to deferred tax assets, including its assumptions about future profitability.

The Group believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because the underlying assumptions can change from period to period and requires significant management judgment. For example, tax law changes or variances in future projected operating performance could result in a change of the deferred tax asset. If the Group was not able to realize all or part of its net deferred tax assets in the future, an adjustment to its deferred tax assets would be charged to income tax expense or directly to equity in the period such determination was made. If the Group was to recognize previously unrecognized deferred tax assets in the future, an adjustment to its deferred tax asset would be credited to income tax expense or directly to equity in the period such determination was made.

For further information on the Group’s deferred taxes (including quantitative disclosures on recognized deferred tax assets) see Note 36 “Income Taxes”.

Business Combinations and Noncontrolling Interests

The Group uses the acquisition method to account for business combinations. At the date the Group obtains control of the subsidiary, the cost of an acquisition is measured at the fair value of the consideration given, including any cash or non-cash consideration (equity instruments) transferred, any contingent consideration, any previously held equity interest in the acquiree and liabilities incurred or assumed. The excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the Group’s share of the fair value of the identifiable net assets acquired is recorded as goodwill. If the aggregate of the acquisition cost and any noncontrolling interests is below the fair value of the identifiable net assets (negative goodwill), a gain is reported in other income. Acquisition-related costs are recognized as expenses in the period in which they are incurred.

In business combinations achieved in stages (“step acquisitions”), a previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts recognized in prior periods in other comprehensive income associated with the previously held investment would be recognized on the same basis as would be required if the Group had directly disposed of the previously held equity interest.

Noncontrolling interests are shown in the consolidated balance sheet as a separate component of equity, which is distinct from the Group’s shareholders’ equity. The net income attributable to noncontrolling interests is separately disclosed on the face of the Consolidated Statement of Income. Changes in the ownership interest in subsidiaries which do not result in a change of control are treated as transactions between equity holders and are reported in additional paid-in capital (“APIC”).

Non-Current Assets Held for Sale

Individual non-current non-financial assets (and disposal groups) are classified as held for sale if they are available for immediate sale in their present condition subject only to the customary sales terms of such assets (and disposal groups) and their sale is considered highly probable. For a sale to be highly probable, management must be committed to a sales plan and actively looking for a buyer. Furthermore, the assets (and disposal groups) must be actively marketed at a reasonable sales price in relation to their current fair value and the sale should be expected to be completed within one year. Non-current non-financial assets (and disposal groups) which meet the criteria for held for sale classification are measured at the lower of their carrying amount and fair value less costs to sell and are presented within “Other assets” and “Other liabilities” in the balance sheet. The comparatives are not represented when non-current assets (and disposal groups) are classified as held for sale. If the disposal group contains financial instruments, no adjustment to their carrying amounts is permitted.

Property and Equipment

Property and equipment includes own-use properties, leasehold improvements, furniture and equipment and software (operating systems only). Own-use properties are carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is generally recognized using the straight-line method over the estimated useful lives of the assets. The range of estimated useful lives is 25 to 50 years for property and 3 to 10 years for furniture and equipment (including initial improvements to purchased buildings). Leasehold improvements are capitalized and subsequently depreciated on a straight-line basis over the shorter of the term of the lease and the estimated useful life of the improvement, which generally ranges from 3 to 18 years. Depreciation of property and equipment is included in general and administrative expenses. Maintenance and repairs are also charged to general and administrative expenses. Gains and losses on disposals are included in other income.

Property and equipment are assessed for any indication of impairment at each quarterly reporting date. If such indication exists, the recoverable amount, which is the higher of fair value less costs to sell and value in use, must be estimated and an impairment charge is recorded to the extent the recoverable amount is less than its carrying amount. Value in use is the present value of the future cash flows expected to be derived from the asset. After the recognition of impairment of an asset, the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. If an impairment is later reversed, the depreciation charge is adjusted prospectively.

Properties leased under a finance lease are capitalized as assets in property and equipment and depreciated over the terms of the leases.

Financial Guarantees

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of a debt instrument.

The Group has chosen to apply the fair value option to certain written financial guarantees that are managed on a fair value basis. Financial guarantees that the Group has not designated at fair value are recognized initially in the financial statements at fair value on the date the guarantee is given. Subsequent to initial recognition, the Group’s liabilities under such guarantees are measured at the higher of the amount initially recognized, less cumulative amortization, and the best estimate of the expenditure required to settle any financial obligation as of the balance sheet date. These estimates are determined based on experience with similar transactions and history of past losses, and management’s determination of the best estimate.

Any increase in the liability relating to guarantees is recorded in the Consolidated Statement of Income in provision for credit losses.

Leasing Transactions

The Group enters into lease contracts, predominantly for premises, as a lessee. The terms and conditions of these contracts are assessed and the leases are classified as operating leases or finance leases according to their economic substance at inception of the lease.

Assets held under finance leases are initially recognized on the consolidated balance sheet at an amount equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding liability to the lessor is included in the Consolidated balance sheet as a finance lease obligation. The discount rate used in calculating the present value of the minimum lease payments is either the interest rate implicit in the lease, if it is practicable to determine, or the incremental borrowing rate. Contingent rentals are recognized as an expense in the periods in which they are incurred.

Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences when the lessee controls the physical use of the property. Lease incentives are treated as a reduction of rental expense and are also recognized over the lease term on a straight-line basis. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

Employee Benefits

Pension Benefits

The Group provides a number of pension plans. In addition to defined contribution plans, there are retirement benefit plans accounted for as defined benefit plans. The assets of all the Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of salary and are expensed based on employee services rendered, generally in the year of contribution.

All retirement benefit plans accounted for as defined benefit plans are valued using the projected unit-credit method to determine the present value of the defined benefit obligation and the related service costs. Under this method, the determination is based on actuarial calculations which include assumptions about demographics, salary increases and interest and inflation rates. Actuarial gains and losses are recognized in other comprehensive income and presented in equity in the period in which they occur. The majority of the Group’s benefit plans is funded.

Other Post-Employment Benefits

In addition, the Group maintains unfunded contributory post-employment medical plans for a number of current and retired employees who are mainly located in the United States. These plans pay stated percentages of eligible medical and dental expenses of retirees after a stated deductible has been met. The Group funds these plans on a cash basis as benefits are due. Analogous to retirement benefit plans these plans are valued using the projected unit-credit method. Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income and presented in equity.

Refer to Note 35 “Employee Benefits” for further information on the accounting for pension benefits and other post-employment benefits.

Termination benefits

Termination benefits arise when employment is terminated by the Group before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits as a liability and an expense if the Group is demonstrably committed to a detailed formal plan without realistic possibility of withdrawal. In the case of an offer made to encourage voluntary redundancy, termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value. The discount rate is determined by reference to market yields on high-quality corporate bonds.

Share-Based Compensation

Compensation expense for awards classified as equity instruments is measured at the grant date based on the fair value of the share-based award. For share awards, the fair value is the quoted market price of the share reduced by the present value of the expected dividends that will not be received by the employee and adjusted for the effect, if any, of restrictions beyond the vesting date. In case an award is modified such that its fair value immediately after modification exceeds its fair value immediately prior to modification, a remeasurement takes place and the resulting increase in fair value is recognized as additional compensation expense.

The Group records the offsetting amount to the recognized compensation expense in additional paid-in capital (“APIC”). Compensation expense is recorded on a straight-line basis over the period in which employees perform services to which the awards relate or over the period of the tranches for those awards delivered in tranches. Estimates of expected forfeitures are periodically adjusted in the event of actual forfeitures or for changes in expectations. The timing of expense recognition relating to grants which, due to early retirement provisions, include a nominal but non-substantive service period are accelerated by shortening the amortization period of the expense from the grant date to the date when the employee meets the eligibility criteria for the award, and not the vesting date. For awards that are delivered in tranches, each tranche is considered a separate award and amortized separately.

Compensation expense for share-based awards payable in cash is remeasured to fair value at each balance sheet date and recognized over the vesting period in which the related employee services are rendered. The related obligations are included in other liabilities until paid.

Obligations to Purchase Common Shares

Forward purchases of Deutsche Bank shares, and written put options where Deutsche Bank shares are the underlying, are reported as obligations to purchase common shares if the number of shares is fixed and physical settlement for a fixed amount of cash is required. At inception, the obligation is recorded at the present value of the settlement amount of the forward or option. For forward purchases and written put options of Deutsche Bank shares, a corresponding charge is made to shareholders’ equity and reported as equity classified as an obligation to purchase common shares.

The liabilities are accounted for on an accrual basis, and interest costs, which consist of time value of money and dividends, on the liability are reported as interest expense. Upon settlement of such forward purchases and written put options, the liability is extinguished and the charge to equity is reclassified to common shares in treasury.

Deutsche Bank common shares subject to such forward contracts are not considered to be outstanding for purposes of basic earnings per share calculations, but are for dilutive earnings per share calculations to the extent that they are, in fact, dilutive.

Option and forward contracts on Deutsche Bank shares are classified as equity if the number of shares is fixed and physical settlement is required. All other contracts in which Deutsche Bank shares are the underlying are recorded as financial assets or liabilities at fair value through profit or loss.

Consolidated Statement of Cash Flows

For purposes of the consolidated statement of cash flows, the Group’s cash and cash equivalents include highly liquid investments that are readily convertible into cash and which are subject to an insignificant risk of change in value. Such investments include cash and balances at central banks and demand deposits with banks.

The Group’s assignment of cash flows to the operating, investing or financing category depends on the business model (“management approach”). For the Group the primary operating activity is to manage financial assets and financial liabilities. Therefore, the issuance and management of long-term borrowings is a core operating activity which is different than for a non-financial company, where borrowing is not a principal revenue producing activity and thus is part of the financing category.

The Group views the issuance of senior long-term debt as an operating activity. Senior long-term debt comprises structured notes and asset-backed securities, which are designed and executed by Corporate & Investment Bank business lines and which are revenue generating activities. The other component is debt issued by Treasury, which is considered interchangeable with other funding sources; all of the funding costs are allocated to business activities to establish their profitability.

Cash flows related to subordinated long-term debt and trust preferred securities are viewed differently than those related to senior-long term debt because they are managed as an integral part of the Group’s capital, primarily to meet regulatory capital requirements. As a result they are not interchangeable with other operating liabilities, but can only be interchanged with equity and thus are considered part of the financing category.

The amounts shown in the consolidated statement of cash flows do not precisely match the movements in the consolidated balance sheet from one period to the next as they exclude non-cash items such as movements due to foreign exchange translation and movements due to changes in the group of consolidated companies.

Movements in balances carried at fair value through profit or loss represent all changes affecting the carrying value. This includes the effects of market movements and cash inflows and outflows. The movements in balances carried at fair value are usually presented in operating cash flows.